OPERATING SEGMENT (Tables)	6 Months Ended
Jun. 26, 2020
Operating Segments [Abstract]
Disclosure of operating segments

	Six Months Ended
	26 June 2020	28 June 2019
Revenue:	€ million	€ million
Great Britain	1,026	1,151
Germany	1,014	1,171
Iberia[1]	917	1,282
France[2]	808	967
Belgium/Luxembourg	426	493
Netherlands	250	295
Norway	199	218
Sweden	162	184
Iceland	35	41
Total revenue	4,837	5,802
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.